Statements of Consolidated Members Interests (Parenthetical) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statements of Consolidated Members Interest [Abstract]
Units outstanding	635,000,000		635,000,000		635,000,000	635,000,000	635,000,000
Tax expense cash flow hedges reclassified from AOCI					$ 1	$ 1	$ 1
Cash flow hedges – (loss on settlement (net of tax benefit)	$ (2)	$ 1	$ (7)	$ (3)	3	1	0
Fair value hedges – unrealized gain on cross-currency swaps (Net of tax expense)					$ 1	$ 0	$ 0